Investments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	R$ 3,775,093	R$ 6,701,864	R$ 7,043,262	R$ 3,891,271
Financial investments	2,302,672	1,190,483
Trade accounts receivable	3,281,196	1,634,137
Inventories	6,640,049	5,238,014
Taxes recoverable	982,629	826,015	1,312,341
Other receivables	437,380	306,035
Total current assets	17,419,019	15,896,548
Non-current assets held for sale		359,704
Total Current assets and Non-current assets held for sale	17,419,019	16,256,252
Non-current assets
Taxes recoverable	987,236	1,088,353	1,317,760
Non-current assets	1,165,726	1,653,115
Other receivables	670,756	678,334
Property, plant and equipment	29,761,610	29,336,710
Intangible	2,727,497	2,809,087
Total Non-current assets	35,312,825	35,565,599
Total assets	52,731,844	51,821,851
Current liabilities
Trade payables	5,058,796	6,545,136
Borrowings	1,184,781	2,594,463
Debentures	27,183
Current	9,691,450	10,437,791
Payroll and related charges	630,517	562,455
Taxes payable	894,769	624,080
Other payables	1,076,927	2,178,986
Total Current liabilities	18,564,423	22,942,911
Non-current liabilities held for sale		95,396
Total Current liabilities and Non-current liabilities held for sale	18,564,423	23,038,307
Non-current liabilities
Loan agreements	22,176,640	20,736,604
Braskem Idesa Borrowings	286,141
Non-controlling loan in Braskem Idesa	1,756,600	1,620,519
Non-current liabilities	234,996	206,245
Other payables	4,475,240	4,705,711
Total Non-current liabilities	28,694,621	27,062,834
Shareholders' equity
Attributable to the Company's shareholders	6,300,301	2,738,590
Non-controlling interest in Braskem Idesa	(827,501)	(1,017,880)
Total Shareholders' equity	5,472,800	1,720,710	945,489	R$ 5,597,058
Total liabilities and shareholders' equity	52,731,844	51,821,851
Consolidated Braskem without the effect of Braskem Idesa consolidated
Current assets
Cash and cash equivalents	3,480,407	6,500,265	6,908,623
Financial investments	2,302,672	1,190,483
Trade accounts receivable	2,809,034	1,455,893
Inventories	6,293,324	4,862,571
Taxes recoverable	919,600	710,982
Other receivables	392,750	278,865
Total current assets	16,197,787	14,999,059
Non-current assets held for sale		359,704
Total Current assets and Non-current assets held for sale	16,197,787	15,358,763
Non-current assets
Taxes recoverable	987,184	1,088,304
Non-current assets	129,469	189,613
Related parties	5,051,706	4,690,672
Other receivables	637,549	648,511
Property, plant and equipment	19,180,263	18,814,175
Intangible	2,575,567	2,667,708
Total Non-current assets	28,561,738	28,098,983
Total assets	44,759,525	43,457,746
Current liabilities
Trade payables	5,047,293	6,335,452
Borrowings	1,184,781	2,594,463
Debentures	27,183
Payroll and related charges	609,883	540,405
Taxes payable	881,702	611,231
Other payables	1,019,346	2,053,031
Total Current liabilities	8,770,188	12,134,582
Non-current liabilities held for sale		95,396
Total Current liabilities and Non-current liabilities held for sale	8,770,188	12,229,978
Non-current liabilities
Loan agreements	22,176,640	20,736,604
Braskem Idesa Borrowings	286,141
Non-current liabilities	2,689,769	3,053,637
Other payables	4,467,398	4,698,937
Total Non-current liabilities	29,619,948	28,489,178
Shareholders' equity
Attributable to the Company's shareholders	6,300,300	2,738,590
Non-controlling interest in Braskem Idesa	69,089
Total Shareholders' equity	6,369,389	2,738,590
Total liabilities and shareholders' equity	44,759,525	43,457,746
Braskem Idesa consolidated
Current assets
Cash and cash equivalents	294,686	201,600	R$ 134,639
Trade accounts receivable	620,531	247,465
Inventories	346,725	375,443
Taxes recoverable	63,029	115,033
Other receivables	44,630	27,169
Total current assets	1,369,601	966,710
Total Current assets and Non-current assets held for sale	1,369,601	966,710
Non-current assets
Taxes recoverable	52	49
Non-current assets	1,036,257	1,463,502
Other receivables	33,207	29,823
Property, plant and equipment	11,228,346	11,171,400
Intangible	151,930	141,379
Total Non-current assets	12,449,792	12,806,153
Total assets	13,819,393	13,772,863
Current liabilities
Trade payables	159,872	278,905
Current	9,691,450	10,437,791
Payroll and related charges	20,634	22,050
Taxes payable	13,067	12,849
Other payables	57,581	125,955
Total Current liabilities	9,942,604	10,877,550
Total Current liabilities and Non-current liabilities held for sale	9,942,604	10,877,550
Non-current liabilities
Accounts payable to related parties	5,065,971	4,698,881
Non-controlling loan in Braskem Idesa	1,756,600	1,620,519
Other payables	7,842	6,774
Total Non-current liabilities	6,830,413	6,326,174
Shareholders' equity
Attributable to the Company's shareholders	(2,953,624)	(3,430,861)
Total Shareholders' equity	(2,953,624)	(3,430,861)
Total liabilities and shareholders' equity	13,819,393	13,772,863
Eliminations
Current assets
Trade accounts receivable	(148,369)	(69,221)
Total current assets	(148,369)	(69,221)
Total Current assets and Non-current assets held for sale	(148,369)	(69,221)
Non-current assets
Related parties	(5,051,706)	(4,690,672)
Property, plant and equipment	(646,999)	(648,865)
Total Non-current assets	(5,698,705)	(5,339,537)
Total assets	(5,847,074)	(5,408,758)
Current liabilities
Trade payables	(148,369)	(69,221)
Total Current liabilities	(148,369)	(69,221)
Total Current liabilities and Non-current liabilities held for sale	(148,369)	(69,221)
Non-current liabilities
Accounts payable to related parties	(5,065,971)	(4,698,881)
Non-current liabilities	(2,689,769)	(3,053,637)
Total Non-current liabilities	(7,755,740)	(7,752,518)
Shareholders' equity
Attributable to the Company's shareholders	2,953,625	3,430,861
Non-controlling interest in Braskem Idesa	(896,590)	(1,017,880)
Total Shareholders' equity	2,057,035	2,412,981
Total liabilities and shareholders' equity	R$ (5,847,074)	R$ (5,408,758)